Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

12. Earnings per share

	2022	2021	2020
	EURm	EURm	EURm
Profit or loss attributable to equity holders of the parent
Continuing operations	4 201	1 632	(2 520)
Discontinued operations	49	(9)	(3)
Profit/(loss) for the year	4 250	1 623	(2 523)
	000s shares	000s shares	000s shares
Weighted average number of shares outstanding	5 614 182	5 630 025	5 612 418
Effect of potentially dilutive shares
Performance shares	46 187	50 300	19 780
Restricted shares and other	9 651	3 910	3 884
Total effect of potentially dilutive shares	55 838	54 210	23 664
Adjusted weighted average number of shares	5 670 020	5 684 235	5 636 082

Earnings per share	EUR	EUR	EUR
Basic earnings per share
Continuing operations	0.75	0.29	(0.45)
Discontinued operations	0.01	0.00	0.00
Profit/(loss) for the year	0.76	0.29	(0.45)
Diluted earnings per share
Continuing operations	0.74	0.29	(0.45)
Discontinued operations	0.01	0.00	0.00
Profit/(loss) for the year	0.75	0.29	(0.45)

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

In 2020, the effect of potentially dilutive shares was excluded from the calculation of diluted earnings per share as it was determined to be antidilutive due to the loss from continuing operations.